Annual Fund Operating Expenses - Prospectus #2 - Calvert Floating-Rate Advantage Fund	Sep. 30, 2024
Class A
Operating Expenses:
Management Fees	0.71%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	1.86%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.83%
Expense Reimbursement (2)	(0.27%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	2.56%
Class I
Operating Expenses:
Management Fees	0.71%
Distribution and Service (12b-1) Fees	none
Other Expenses (1)	1.86%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.58%
Expense Reimbursement (2)	(0.27%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	2.31%
Class R6
Operating Expenses:
Management Fees	0.71%
Distribution and Service (12b-1) Fees	none
Other Expenses (1)	1.76%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.48%
Expense Reimbursement (2)	(0.17%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	2.31%

[1]	Other expenses include borrowing costs of 1.54% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Fund will vary over time based on the Fund’s use of borrowings and variations in market interest rates.
[2]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s other expenses (excluding borrowing costs) in excess of 0.06% annually for each class. This expense reimbursement will continue through February 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.